Financial assets at fair value through profit or loss - Summary of trading assets (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Trading assets	€ 51,356	€ 49,254
Debt Securities [member]
Disclosure of fair value measurement of assets [line items]
Trading assets	5,183	6,256
Equity securities [member]
Disclosure of fair value measurement of assets [line items]
Trading assets	7,809	8,499
Derivatives [member]
Disclosure of fair value measurement of assets [line items]
Trading assets	27,238	21,694
Loans and receivables [member]
Disclosure of fair value measurement of assets [line items]
Trading assets	€ 11,126	€ 12,806